Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 2,928	$ 4,049
Short-term deposits	17,068	12,056
Amounts receivable and prepaid expenses	1,619	622
Investment in marketable securities	2,858	3,433
Total current assets	24,473	20,160
Non-current assets
Investment in associate	2,460	3,428
Mineral interests	395,304	358,135
Reclamation deposits	1,223	1,185
Total non-current assets	398,987	362,748
Total assets	423,460	382,908
Current liabilities
Accounts payable and accrued liabilities	4,749	3,961
Flow-through share premium	798	2,230
Provision for reclamation liabilities	955
Total current liabilities	6,502	6,191
Non-current liabilities
Deferred income tax liabilities	23,289	18,598
Provision for reclamation liabilities	7,114	2,481
Total non-current liabilities	30,403	21,079
Total liabilities	36,905	27,270
Shareholders' equity	386,555	355,638
Total liabilities and shareholders' equity	$ 423,460	$ 382,908